Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Common stock, par value, (dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	700,000,000	184,000,000
Common stock, shares issued (in shares)	162,190,730	90,619,204
Common stock, shares outstanding (in shares)	162,190,730	87,097,912
Treasury stock (in shares)	0	4,041,223
Redeemable Convertible Preferred Stock Class A
Temporary equity, par value (in dollars per share)	$ 0.01	$ 0.01
Temporary equity, shares authorized (in shares)		1,137,235
Temporary equity, shares issued (in shares)	0	1,137,235,000
Temporary equity, shares outstanding (in shares)	0	847,776
Temporary equity, liquidation preference		$ 127
Redeemable Convertible Preferred Stock Class B
Temporary equity, par value (in dollars per share)	$ 0.01	$ 0.01
Temporary equity, shares authorized (in shares)		821,690
Temporary equity, shares issued (in shares)	0	821,690,000
Temporary equity, shares outstanding (in shares)	0	609,774
Temporary equity, liquidation preference		$ 372
Preferred Class C
Temporary equity, par value (in dollars per share)	$ 0.01	$ 0.01
Temporary equity, shares authorized (in shares)		69,925
Temporary equity, shares issued (in shares)	0	69,925
Temporary equity, shares outstanding (in shares)	0	51,369
Temporary equity, liquidation preference		$ 63
Preferred Class D
Temporary equity, par value (in dollars per share)	$ 0.01	$ 0.01
Temporary equity, shares authorized (in shares)		4,000,000
Temporary equity, shares issued (in shares)	0	4,000,000
Temporary equity, shares outstanding (in shares)	0	4,000,000
Temporary equity, liquidation preference		$ 127,244